ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Incentive Plans - Additional Information (Details) - $ / shares					12 Months Ended
	Nov. 24, 2022	Jun. 29, 2022	Jun. 28, 2022	Aug. 10, 2021	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2022	Dec. 31, 2016
Stock Incentive Plans
Reverse split stock			one-for-four
Ordinary share, par value (in dollars per share)					$ 0.015	$ 0.015
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized			500,000	250,000				2,000,000
Number of additional ordinary shares	430,000			1,000,000
Number of ordinary shares available for issuance pursuant to future grants					7,248
Number of shares transferred from the prior plan					446,200
2017 Equity Incentive Plan | Maximum
Stock Incentive Plans
Vesting period					4 years
2017 Equity Incentive Plan | Minimum
Stock Incentive Plans
Vesting period					2 years
2017 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)					352,228
Stock Incentive Plans
Stock Incentive Plans
Number of shares authorized			62,500,000				250,000,000
Reverse split stock		one-for-four	one-for-four
Ordinary share, par value (in dollars per share)			$ 0.015				$ 0.00375